OTHER INCOME AND EXPENSE - Other expense - Additional information (Details)	Dec. 31, 2018
Concesionaria Ruta Del Sol S.A.S. [Member]
Disclosure of joint ventures [line items]
Investment provisioned (as a percent)	100.00%